Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	3. Revenue
Disaggregation of revenue

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2025	$m	$m	$m	$m	$m
Franchise and base management fees	943	299	129	–	1,371
Incentive management fees	20	134	36	–	190
Central revenue	–	–	–	336	336
Revenue from fee business	963	433	165	336	1,897
Revenue from owned & leased hotels	166	378	–	–	544
Revenue from insurance activities	–	–	–	27	27
	1,129	811	165	363	2,468
System Fund revenues (note 31)					1,717
Reimbursable revenues (note 31)					1,004
Total revenue					5,189
Central revenue arises principally from technology fee income and ancillary revenues including co-brand licensing fees and, following execution of a revised agreement with the IHG Owners Association in 2024, a portion of revenue from the consumption of certain IHG One Rewards points. The agreed change initially applied to 50% of proceeds from points sold to consumers from 1 January 2024 and increased to 100% from 1 January 2025. In line with the Group’s accounting policy
(see page 186), revenue from the sale of points is deferred until the future benefit has been consumed by the member.

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2024	$m	$m	$m	$m	$m
Franchise and base management fees	958	277	122	–	1,357
Incentive management fees	21	118	39	–	178
Central revenue	–	–	–	239	239
Revenue from fee business	979	395	161	239	1,774
Revenue from owned & leased hotels	162	353	–	–	515
Revenue from insurance activities	–	–	–	23	23
	1,141	748	161	262	2,312
System Fund revenues (note 31)					1,611
Reimbursable revenues (note 31)					1,000
Total revenue					4,923

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2023	$m	$m	$m	$m	$m
Franchise and base management fees	936	253	115	–	1,304
Incentive management fees	21	101	46	–	168
Central revenue	–	–	–	200	200
Revenue from fee business	957	354	161	200	1,672
Revenue from owned & leased hotels	148	323	–	–	471
Revenue from insurance activities	–	–	–	21	21
	1,105	677	161	221	2,164
System Fund revenues (note 31)					1,564
Reimbursable revenues (note 31)					896
Total revenue					4,624
Contract balances

	2025	2024
31 December	$m	$m
Trade receivables (note 16)	698	651
Contract assets	798	650
Deferred revenue	(2,169)	(2,060)
3. Revenue continued
Contract assets

	2025	2024
	$m	$m
At 1 January	650	459
Additions	183	237
Recognised as a deduction to revenue	(52)	(43)
Impairment reversals (note 6)	–	3
Repayments	(2)	–
Exchange and other adjustments	19	(6)
At 31 December	798	650

Analysed as:
Current	47	38
Non-current	751	612
	798	650
The increase in the balance of contract assets in 2025 and 2024 is due to payments in the year exceeding amounts recognised as a reduction to revenue over the term of the relevant management and franchise agreements, reflecting the growth in the
Group’s system size including the NOVUM conversion portfolio signed in 2024.
The Group also has future commitments for key money payments which are contingent upon future events and may reverse.
At 31 December 2025, the maximum exposure remaining under performance guarantees was $67m (2024: $77m).
Deferred revenue

	Loyalty programme	Other co- brand fees	Application & re- licensing fees	Other	Total
	$m	$m	$m	$m	$m
At 1 January 2024	1,529	22	171	126	1,848
Increase in deferred revenue	726	97	23	61	907
Recognised as revenue	(602)	(8)	(23)	(58)	(691)
Exchange and other adjustments	–	–	–	(4)	(4)
At 31 December 2024	1,653	111	171	125	2,060
Increase in deferred revenue	784	36	24	69	913
Recognised as revenue	(710)	(12)	(22)	(65)	(809)
Exchange and other adjustments	–	–	–	5	5
At 31 December 2025	1,727	135	173	134	2,169

Analysed as:
Current	715	13	22	79	829
Non-current	1,012	122	151	55	1,340
	1,727	135	173	134	2,169

At 31 December 2024 analysed as:
Current	661	12	23	70	766
Non-current	992	99	148	55	1,294
	1,653	111	171	125	2,060
Increase in deferred revenue includes both amounts received and recognised as revenue in the same year. Amounts recognised as revenue were included in deferred revenue at the beginning of the year.
Loyalty programme revenues, shown gross in the table above, are presented net of the corresponding redemption cost in the
Group income statement.
Other deferred revenue includes guest deposits received by owned & leased hotels and technical service fees.
3. Revenue continued
Transaction price allocated to remaining performance obligations
The expected timing of recognition of amounts received and not yet recognised relating to performance obligations that were unsatisfied at the year end are as follows:

	2025			2024
	Loyalty and co-brand	Other	Total	Loyalty and co-brand	Other	Total
	$m	$m	$m	$m	$m	$m
Less than one year	728	101	829	673	93	766
Between one and two years	364	41	405	355	43	398
Between two and three years	221	32	253	214	30	244
Between three and four years	146	25	171	140	24	164
Between four and five years	100	22	122	95	22	117
More than five years	303	86	389	287	84	371
	1,862	307	2,169	1,764	296	2,060
Contract costs

	2025	2024
	$m	$m
At 1 January	95	87
Costs incurred	20	18
Charged to income statement	(9)	(8)
Exchange and other adjustments	2	(2)
At 31 December	108	95

Analysed as:
Current	5	5
Non-current	103	90
	108	95